Business Combinations - Fair Value of Assets and Liabilities Assumed (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2015	Oct. 31, 2015	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 1,927.2	$ 1,890.1	$ 1,084.0			$ 456.9
All Other Acquisitions [Member]
Business Acquisition [Line Items]
Total current assets			12.1
Property and equipment			36.9
Goodwill			34.6
Total assets acquired			99.8
Total current liabilities assumed			7.8
Total long-term liabilities			13.4
Total liabilities assumed			21.2
Noncontrolling interests			18.3
Net assets acquired			78.6
Noncompete Agreements [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life			0.4
Noncompete Agreements [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		3 years
Trade Names [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life			2.9
Trade Names [Member] | Reliant [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		20 years
Trade Names [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		5 years
Certificate of Need [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life			10.8
Certificate of Need [Member] | Reliant [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		20 years
Certificate of Need [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		10 years
Licenses [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life			2.1
Licenses [Member] | Reliant [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		20 years
Licenses [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		10 years
Home Health and Hospice Segment [Member]
Business Acquisition [Line Items]
Goodwill	785.2	$ 757.0	592.5			0.0
Home Health and Hospice Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Property and equipment		0.1
Goodwill	41.4	20.3
Total assets acquired	48.5	30.7
Total liabilities assumed	0.4	0.2
Net assets acquired	48.1	30.5
Home Health and Hospice Segment [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 0.4
Accounts receivable				10.5
Prepaid expenses and other current assets				2.0
Property and equipment				0.7
Goodwill				143.3
Investment in noconsolidated affiliates, acquired				2.2
Total assets acquired				191.7
Current portion of long-term debt				0.1
Accounts payable				2.7
Accrued payroll				2.4
Other current liabilities				2.8
Long-term debt				0.2
Deferred tax liabilities				9.5
Total liabilities assumed				17.7
Noncontrolling interests				4.3
Net assets acquired				169.7
Home Health and Hospice Segment [Member] | Encompass [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			20.9
Accounts receivable			37.6
Prepaid expenses and other current assets			8.6
Property and equipment			9.6
Goodwill			592.5
Other long-term assets			2.1
Total assets acquired			873.5
Current portion of long-term debt			2.0
Accounts payable			0.9
Accrued payroll			25.8
Other current liabilities			18.5
Long-term debt			2.0
Deferred tax liabilities			64.3
Total liabilities assumed			113.5
Noncontrolling interests			64.5
Net assets acquired			695.5
Home Health and Hospice Segment [Member] | Software Development [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life				0.4
Home Health and Hospice Segment [Member] | Software Development [Member] | Encompass [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life			$ 3.2
Finite-lived intangible asset useful life			3 years
Home Health and Hospice Segment [Member] | Noncompete Agreements [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life	$ 1.1	1.3
Finite-lived intangible asset useful life	5 years
Home Health and Hospice Segment [Member] | Noncompete Agreements [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life				0.8
Home Health and Hospice Segment [Member] | Noncompete Agreements [Member] | Encompass [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life			$ 5.6
Home Health and Hospice Segment [Member] | Trade Names [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life	$ 0.7	$ 0.5
Finite-lived intangible asset useful life	1 year	1 year
Home Health and Hospice Segment [Member] | Trade Names [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life				2.8
Home Health and Hospice Segment [Member] | Certificate of Need [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life	$ 1.9	$ 4.9
Finite-lived intangible asset useful life	10 years	10 years
Home Health and Hospice Segment [Member] | Certificate of Need [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life				15.6
Home Health and Hospice Segment [Member] | Licenses [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life	$ 3.4	$ 3.6
Finite-lived intangible asset useful life	10 years	10 years
Home Health and Hospice Segment [Member] | Licenses [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life				$ 13.0
Home Health and Hospice Segment [Member] | Licenses [Member] | Encompass [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life			$ 58.2
Finite-lived intangible asset useful life			10 years
Inpatient Rehabilitation Segment [Member]
Business Acquisition [Line Items]
Goodwill	$ 1,142.0	$ 1,133.1	$ 491.5			$ 456.9
Inpatient Rehabilitation Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Total current assets		10.1
Property and equipment	5.3	42.7
Goodwill	9.4	0.7
Total assets acquired	16.1	63.4
Total liabilities assumed	16.1	2.7
Noncontrolling interests		4.2
Net assets acquired		60.7
Inpatient Rehabilitation Segment [Member] | Reliant [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					$ 42.6
Accounts receivable					25.7
Prepaid expenses and other current assets					2.8
Property and equipment					220.6
Goodwill					642.6
Other long-term assets					0.9
Total assets acquired					1,001.8
Current portion of long-term debt					4.1
Accounts payable					1.7
Accrued payroll					3.7
Other current liabilities					10.8
Long-term debt					205.8
Deferred tax liabilities					3.9
Total liabilities assumed					230.0
Noncontrolling interests					0.4
Net assets acquired					771.4
Inpatient Rehabilitation Segment [Member] | Noncompete Agreements [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life	0.4	0.1
Inpatient Rehabilitation Segment [Member] | Noncompete Agreements [Member] | Reliant [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life					9.7
Inpatient Rehabilitation Segment [Member] | Trade Names [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life	$ 1.0	$ 0.8
Finite-lived intangible asset useful life	20 years	20 years
Inpatient Rehabilitation Segment [Member] | Trade Names [Member] | Reliant [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life					8.9
Inpatient Rehabilitation Segment [Member] | Certificate of Need [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life		$ 8.8
Finite-lived intangible asset useful life		20 years
Inpatient Rehabilitation Segment [Member] | Certificate of Need [Member] | Reliant [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life					36.6
Inpatient Rehabilitation Segment [Member] | Licenses [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life		$ 0.2
Finite-lived intangible asset useful life		20 years
Inpatient Rehabilitation Segment [Member] | Licenses [Member] | Reliant [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Finite life					$ 11.4
Trade Names [Member] | Home Health and Hospice Segment [Member] | Encompass [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, Indefinite life			$ 135.2
Minimum [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	1 year
Minimum [Member] | Noncompete Agreements [Member] | Reliant [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		1 year
Minimum [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	1 year
Minimum [Member] | Certificate of Need [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	10 years
Minimum [Member] | Licenses [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	10 years
Minimum [Member] | Home Health and Hospice Segment [Member] | Noncompete Agreements [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		2 years
Minimum [Member] | Home Health and Hospice Segment [Member] | Noncompete Agreements [Member] | Encompass [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life			2 years
Minimum [Member] | Inpatient Rehabilitation Segment [Member] | Noncompete Agreements [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	1 year	2 years
Maximum [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	18 years
Maximum [Member] | Noncompete Agreements [Member] | Reliant [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		2 years
Maximum [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	20 years
Maximum [Member] | Certificate of Need [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	30 years
Maximum [Member] | Licenses [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	20 years
Maximum [Member] | Home Health and Hospice Segment [Member] | Noncompete Agreements [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		5 years
Maximum [Member] | Home Health and Hospice Segment [Member] | Noncompete Agreements [Member] | Encompass [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life			5 years
Maximum [Member] | Inpatient Rehabilitation Segment [Member] | Noncompete Agreements [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset useful life	3 years	3 years